Income taxes - Schedule of Major Components of Tax Expense (Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Current income tax expense
Current period	$ 35.6	$ 18.5	$ 39.2
Adjustment in respect of prior periods	(0.4)	2.4	(0.3)
Current income tax expense	35.2	20.9	38.9
Deferred income tax (recovery) expense
Origination and reversal of temporary differences	(11.9)	(3.3)	(30.7)
Effect of change in income tax rates	0.0	(0.1)	2.5
Adjustment in respect of prior periods	(0.2)	(1.7)	0.0
Deferred income tax (recovery) expense	(12.1)	(5.1)	(28.2)
Income tax expense	$ 23.1	$ 15.8	$ 10.7